Revenue - Schedule of Contract Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Contract assets:
Service contracts	$ 3,980,380	$ 3,153,022	$ 3,093,020
Contract liabilities
Advance sales receipts	$ 578,219	$ 988,753	$ 680,723